Equity - Reserves and Retained Earnings - Additional Information (Detail) - $ / shares		1 Months Ended
	Aug. 04, 2015	Dec. 31, 2014	Jun. 30, 2019	Oct. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reserves within equity [line items]
Warrants exercised				419,733
On or Before 4 August 2025 [member] | Ridgeback Capital Investments [Member]
Disclosure of reserves within equity [line items]
Warrants granted	8,475,995
Warrants exercise price	$ 0.025
On or Before 4 August 2020 [member] | Ridgeback Capital Investments [Member]
Disclosure of reserves within equity [line items]
Warrants granted	371,445,231
Warrants exercise price	$ 0.0237
On or Before December 12, 2018 [member] | Immutep S.A. [Member]
Disclosure of reserves within equity [line items]
Warrants granted		200,000,000
Warrants exercise price		$ 0.05019
Warrants exercised			0		0	0	52,371,500